Condensed Consolidated Statements of Changes In Shareholders' Deficit (Parenthetical) - USD ($)				3 Months Ended	12 Months Ended
	Jan. 22, 2022	Dec. 31, 2021	Nov. 17, 2021	Mar. 31, 2022	Dec. 31, 2022	Sep. 30, 2023	Mar. 02, 2021
Founder Shares [Member] | Over-Allotment Option [Member]
Stock Issued During Period Shares Surrendered			1,437,500
Founder Shares [Member] | Over-Allotment Option [Member] | Sponsor [Member]
Stock Issued During Period Shares Surrendered			1,437,500
Stock Issued During Period Value Surrendered			$ 0
Common Stock Shares Outstanding			5,620,000
Common Class B [Member]
Common Stock Shares Outstanding		5,750,000			5,750,000	5,750,000
Common Class B [Member] | Sponsor [Member]
Stock Issued During Period Shares Share Based Compensation Forfeited			1,437,500
Common Stock Shares Outstanding			5,620,000				7,057,500
Common Class B [Member] | Over-Allotment Option [Member]
Stock Issued During Period Shares Share Based Compensation Forfeited	0	750,000
Common Class B [Member] | Over-Allotment Option [Member] | Sponsor [Member]
Stock Issued During Period Shares Share Based Compensation Forfeited	0
Private Placement Warrants [Member]
Class Of Warrant Or Rights Issued During The Period				13,550,000	13,550,000